Per share amounts (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Basic earnings (loss) per share computation
Net earnings (loss) attributable to equity holders	$ 74,000	$ 166,323
Weighted average common shares outstanding	395,796,677	395,792,732
Basic earnings (loss) per common share	$ 0.19	$ 0.42
Diluted earnings (loss) per share computation
Net earnings (loss) attributable to equity holders	$ 74,000	$ 166,323
Weighted average common shares outstanding	395,796,677	395,792,732
Dilutive effect of stock options	258,000	257,000
Weighted average common shares outstanding, assuming dilution	396,055,000	396,050,000
Diluted earnings (loss) per common share	$ 0.19	$ 0.42